Summary of Significant Accounting Policies (Details 2)	Jun. 30, 2024	Dec. 31, 2023
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years